Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 10, 2015	Aug. 31, 2015	May 31, 2015	Jul. 31, 2010	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Amortization of Debt Discount (Premium)					$ 0	$ 109,455			$ 431,681	$ 642,029
Interest Expense, Debt					13,116	17,148			86,711	110,919
Proceeds from Convertible Debt					$ 0	$ 136,000			136,000	542,500
Debt Conversion, Converted Instrument, Amount							$ 181,576	$ 16,656	$ 270,076	$ 16,656
Debt Conversion, Converted Instrument, Warrants or Options Issued										31,687
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 31,853
Share Price	$ 1.14				$ 0.88	$ 1.00	$ 1.00		$ 0.88	$ 1.00	$ 1.00	$ 1.00
Fair Value Assumptions, Expected Volatility Rate	105.00%
Fair Value Assumptions, Risk Free Interest Rate	1.09%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	28,176		496,001
Interest Payable					$ 20,063				$ 19,323
Percentage of Units Issued Upon Conversion of Notes										50.00%
Convertible Notes Payable					$ 45,063
Notes Payable, Fair Value Disclosure									1,239,792
Gain (Loss) on Repurchase of Debt Instrument									(698,147)	$ 0
Convertible Debt [Member]
Convertible Debt And Interest Before Unamortized Debt Discount											$ 1,137,500
Amortization of Debt Discount (Premium)										42,500
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 25,844			$ 25,844
Debt Instrument, Unamortized Discount											338,510
Interest Payable											$ 237,937
Unsecured Debt [Member]
Proceeds from Convertible Debt									500,000
Interest Payable									$ 41,644
Minimum [Member] | Convertible Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate										0.83%
Minimum [Member] | Unsecured Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate									6.00%
Maximum [Member] | Convertible Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate										1.03%
Maximum [Member] | Unsecured Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate									12.00%
Convertible Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage			5.00%						10.00%		12.00%
Debt Instrument, Convertible, Conversion Price							$ 0.50		$ 0.60	$ 0.50
Amortization of Debt Discount (Premium)									$ 136,000
Interest Expense, Debt	$ 143,971									$ 119,972	$ 114,693
Proceeds from Convertible Debt			$ 500,000							$ 42,500
Debt Instrument, Term									8 months	3 years
Debt Conversion, Converted Instrument, Shares Issued			865,602							1,793,692
Debt Conversion, Converted Instrument, Amount			$ 442,493							$ 986,542
Debt Conversion, Converted Instrument, Warrants or Options Issued			350,001							146,000
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 165,072		$ 70,949	$ 165,072
Share Price			$ 1.14				$ 1.14		$ 1.00	$ 1.14
Fair Value Assumptions, Expected Volatility Rate			113.00%							113.00%
Fair Value Assumptions, Risk Free Interest Rate										0.97%
Debt Instrument, Face Amount									$ 136,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									136,000
Debt Instrument, Unamortized Discount									$ 136,000		62,052
Debt Instrument, Convertible, Beneficial Conversion Feature									$ 65,051	$ 16,656
Stock Issued During Period, Shares, Conversion of Convertible Securities	886,988								242,878	995,926
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 480,833								$ 145,724	$ 1,135,356
Percentage of Undiluted									4.76%
Percentage of Units Issued Upon Conversion of Notes										50.00%
Convertible Notes Payable											$ 400,000
Convertible Notes Payable [Member] | Warrants 50 Percentage1 [Member]
Debt Instrument, Convertible, Conversion Price							0.60			$ 0.60
Convertible Notes Payable [Member] | Warrants 50 Percentage2 [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.75			$ 0.75
Convertible Notes Payable [Member] | Note Agreements [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.14
Interest Expense, Debt		$ 381,009
Stock Issued During Period, Shares, Conversion of Convertible Securities		50,348
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 57,397
Convertible Notes Payable [Member] | Warrant [Member]
Debt Conversion, Converted Instrument, Amount			$ 341,785
Convertible Notes Payable [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Debt Instrument, Convertible, Conversion Price				$ 0.08
Proceeds from Convertible Debt				$ 25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									1,408,854
Interest Payable						$ 20,063			$ 19,323
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage							10.00%			10.00%
Debt Instrument, Convertible, Conversion Price											$ 0.45
Fair Value Assumptions, Expected Volatility Rate									111.00%	104.00%
Fair Value Assumptions, Risk Free Interest Rate									0.81%
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage							12.00%			12.00%
Debt Instrument, Convertible, Conversion Price											$ 0.55
Fair Value Assumptions, Expected Volatility Rate									113.00%	109.00%
Fair Value Assumptions, Risk Free Interest Rate									0.90%
Percentage of Units Issued Upon Conversion of Notes										50.00%